Organization and Business Purpose - Additional Information (Details) $ in Millions		12 Months Ended
	Jan. 01, 2025 Segment	Dec. 31, 2024 USD ($) Position Segment Property	Dec. 31, 2023 Position	Aug. 10, 2022 USD ($)	Jun. 02, 2021 USD ($)	Dec. 27, 2017 USD ($)
Organization And Business Activities [Line Items]
Number of real estate related securities position | Position		1	8
Number of reportable segments | Segment	5	5
Proceeds, issuance of shares of common stock		$ 14,100.0
Primary Offering
Organization And Business Activities [Line Items]
Common stock, shares registered, amount						$ 5,000.0
Second Public Offering
Organization And Business Activities [Line Items]
Common stock, shares registered, amount					$ 10,000.0
Third Public Offering
Organization And Business Activities [Line Items]
Common stock, shares registered, amount				$ 18,000.0
Common stock, shares authorized, amount				16,000.0
Distribution Reinvestment Plan
Organization And Business Activities [Line Items]
Common stock, shares authorized, amount				$ 2,000.0
DST Program
Organization And Business Activities [Line Items]
Gross offering proceeds		$ 25.8
Real Estate Properties
Organization And Business Activities [Line Items]
Number of properties owned | Property		461
Single Family Rental Homes
Organization And Business Activities [Line Items]
Number of properties owned | Property		933